April 12, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios II, Inc. (the "Registrant")
1933 Act File No. 333-46922, Post-Effective Amendment No. 16
1940 Act File No. 811-10155, Amendment No. 16

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(b)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 16 and 1940 Act Amendment No. 16 to the Registration Statement on Form N-1A filed by the Registrant in connection with the Registrant's annual update.

The principal purposes of this amendment are to: (i) incorporate the Staff's comments to the Registrant's Post-Effective Amendment filed pursuant to Rule 485(a) on February 22, 2010; (ii) update the financial statements of the Registrant and (iii) make certain other non-material changes deemed appropriate by the Registrant.

I hereby represent that the Post-Effective Amendment does not contain disclosures that would render such Post-Effective Amendment ineligible to become effective pursuant to paragraph (b) of the aforementioned Rule 485.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

 /s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com